DEBT AGREEMENTS (Details- Fair Market Value) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Offsetting Assets [Line Items]
Amortization of discount	$ 0	$ 42,469
Change in Fair Market Value	125,107	$ (30,944)
Derivative balance	533,753		$ 1,220,880
Convertible Debt 1 [Member]
Offsetting Assets [Line Items]
Face amount	90,228
Amortization of discount	0
Initial loss	58,959
Change in Fair Market Value	(29,258)
Derivative balance	99,112
Transaction expense	0
Convertible Debt 2 [Member]
Offsetting Assets [Line Items]
Face amount	162,150
Amortization of discount	0
Initial loss	74,429
Change in Fair Market Value	(52,579)
Derivative balance	178,116
Transaction expense	0
Convertible Debt 3 [Member]
Offsetting Assets [Line Items]
Face amount	72,488
Amortization of discount	0
Initial loss	11,381
Change in Fair Market Value	(23,505)
Derivative balance	79,625
Transaction expense	0
Convertible Debt 4 [Member]
Offsetting Assets [Line Items]
Face amount	53,397
Amortization of discount	0
Initial loss	7,850
Change in Fair Market Value	(19,765)
Derivative balance	51,796
Transaction expense	0
Derivative Liabilities [Member]
Offsetting Assets [Line Items]
Face amount	378,263
Amortization of discount	0
Initial loss	152,619
Change in Fair Market Value	(125,107)
Derivative balance	408,649
Convertible Debt 5 [Member]
Offsetting Assets [Line Items]
Transaction expense	$ 0